Earnings per Share (Details) - USD ($) $ / shares in Units, $ in Thousands									12 Months Ended
	Mar. 01, 2023	Jan. 26, 2023	Jan. 25, 2023	Jan. 20, 2023	Jan. 19, 2023	Jan. 13, 2023	Jan. 12, 2023	Jan. 11, 2023	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Earnings per Share [Abstract]
Payment of dividends to Series B and Series C preferred stockholders									$ 1,831	$ 1,833	$ 1,889
Incremental shares attributable to dilutive effect of conversion of preferred convertible stock (in shares)									26,221,126	26,278,338	24,596,069
Incremental shares attributable to dilutive effect of conversion of warrants (in shares)									257,807	558,109	452,286
Changes in value of warrants' liability									$ 4	$ (6)	$ (561)
Basic Earnings per Share [Abstract]
Net income									49,973	43,730	69,413
Income allocated to participating securities									0	0	(2)
Deemed dividend to the Series C preferred stockholders due to triggering of a down-round feature									0	0	(9,809)
Deemed dividend to the July and August warrants' holders due to triggering of a down-round feature									0	0	(789)
Dividends on preferred stock									(1,831)	(1,833)	(1,889)
Net income attributable to common stockholders									$ 48,142	$ 41,897	$ 56,924
Weighted average number of common shares, basic (in shares)									12,432,158	12,365,418	10,491,316
Earnings per common share (in dollars per share)									$ 3.87	$ 3.39	$ 5.43
Diluted Earnings per Share [Abstract]
Net income									$ 49,973	$ 43,730	$ 69,413
Income allocated to participating securities									0	0	(2)
Deemed dividend to the Series C preferred stockholders due to triggering of a down-round feature									0	0	(9,809)
Deemed dividend to the July and August warrants' holders due to triggering of a down-round feature									0	0	(789)
Dividends on preferred stock									(1,831)	(1,833)	(1,889)
Changes in value of warrants' liability									4	(6)	(561)
Net income attributable to common stockholders									$ 49,925	$ 43,724	$ 68,021
Weighted average number of common shares, basic (in shares)									12,432,158	12,365,418	10,491,316
Effect of dilutive shares (in shares)									26,493,233	26,836,447	25,048,355
Weighted average number of common shares, diluted (in shares)									38,925,391	39,201,865	35,539,671
Earnings per common share (in dollars per share)									$ 1.28	$ 1.11	$ 1.91
Series C Preferred Shares [Member]
Earnings per Share [Abstract]
Payment of dividends to Series B and Series C preferred stockholders									$ 1,780	$ 1,781	$ 1,834
Basic Earnings per Share [Abstract]
Deemed dividend to the Series C preferred stockholders due to triggering of a down-round feature	$ (5,391)	$ (171)	$ (1,486)	$ (486)	$ (250)	$ (39)	$ (447)	$ (1,539)			(9,809)
Dividends on preferred stock									(52)	0	(40)
Diluted Earnings per Share [Abstract]
Deemed dividend to the Series C preferred stockholders due to triggering of a down-round feature	$ (5,391)	$ (171)	$ (1,486)	$ (486)	$ (250)	$ (39)	$ (447)	$ (1,539)			(9,809)
Dividends on preferred stock									$ (52)	$ 0	$ (40)